Related-Party Transactions (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Services provided to affiliates		$ 3,883	$ 3,113
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Commodity purchases from affiliates		214	293
Services provided to affiliates	[1]	2,384	2,167
Virginia Electric and Power Company | Related party
Related Party Transaction [Line Items]
Services provided by affiliates	[2]	147	130
Virginia Electric and Power Company | Affiliated Entity | Related party
Related Party Transaction [Line Items]
Services provided to affiliates		$ 4	$ 4

[1]	See Note 19 for amounts attributable to affiliates.
[2]	Includes capitalized expenditures of $54 million and $39 million for the three months ended March 31, 2023 and 2022, respectively.